Note 9 - Financial Income and Expenses - Components of Financial Income and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Interest income, bank	$ 31	$ 30	$ 57	$ 59
Interest income, other	0	0	0	50
Foreign exchange gains	60	208	207	208
Change in fair value of derivative liability	56	308	141	2,722
Total financial income	147	546	405	3,039
Interest expenses	(125)	(202)	(252)	(391)
Interest expenses, lease liabilities	(36)	(39)	(72)	(75)
Change in fair value of derivative liability	0	(654)	0	(724)
Foreign exchange losses	(73)	(337)	(195)	(439)
Total financial expenses	(234)	(1,232)	(519)	(1,629)
Net financial items	$ (87)	$ (686)	$ (114)	$ 1,410